Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,227,000
Previously Paid Amount	0.00
Total Fee Amount	169.45
Total Offset Amount	0.00
Net Fee	169.45
Narrative - Max Aggregate Offering Price	$ 1,227,000
Final Prospectus	true